Note 19 - Segment Reporting and Geographic Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
19.	Segment reporting and geographic information

The Company’s operations are organized into two segments, consisting of Plinabulin pipeline and TPD platform.

The Company presents segment information after elimination of inter-company transactions. In general, revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates operating expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, headcount, depending on the nature of the relevant operating expenses. The Company does not allocate assets to its segments as the Company’s CODM does not evaluate the performance of segments using asset information.

The table below provides a summary of the Company's segment revenue, operating expenses and operating loss, which are considered as segment operating measures for the year ended December 31, 2020:

	Year ended December 31, 2020
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	180	-	180

Operating expenses
Research and development	(41,169)	(629)	5	(41,793)
General and administrative	(21,534)	(1,091)	27	(22,598)

Loss from operations	(62,703)	(1,540)	32	(64,211)

The table below provides a summary of the Company's segment revenue, operating expenses and operating loss, which are considered as segment operating measures for the year ended December 31, 2021:

	Year ended December 31, 2021
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,351	-	1,351

Operating expenses
Research and development	(32,077)	(4,851)	40	(36,888)
General and administrative	(29,737)	(1,166)	200	(30,703)

Loss from operations	(61,814)	(4,666)	240	(66,240)

The table below provides a summary of the Company's segment revenue, operating expenses and operating loss, which are considered as segment operating measures for the year ended December 31, 2022:

	Year ended December 31, 2022
	Plinabulin pipeline	TPD platform	Intersegment eliminations	Consolidated
	$	$	$	$

Revenue	-	1,351	-	1,351

Operating expenses
Research and development	(18,180)	(7,442)	40	(25,582)
General and administrative	(11,346)	(1,862)	200	(13,008)

Loss from operations	(29,526)	(7,953)	240	(37,239)
Total other income (expenses), net	400	962	(240)	1,122

Loss before income tax	(29,126)	(6,991)	-	(36,117)
Income tax expenses	(227)	64	-	(163)

Net loss	(29,353)	(6,927)	-	(36,280)
Less: Net loss attributable to noncontrolling interests	(3,001)	-	-	(3,001)
Net loss attributable to BeyondSpring Inc.	(26,352)	(6,927)	-	(33,279)

For the years ended December 31, 2020, 2021 and 2022, the Company recognized revenue of $180, $1,351, and $1,351, respectively. All of the Company’s revenue was derived from the U.S. for the years ended December 31, 2020, 2021 and 2022. The Company’s long-lived assets by geographic area are presented as follows:

	December 31,
	2021	2022
	$	$
Property and equipment, net:

PRC	98	90
U.S.	1,324	1,778

Total	1,422	1,868